Provision for Decommissioning Costs - Summary of Provision for Decommissioning Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Adjustment to provision	$ (7)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Opening balance	14,143	$ 10,252
Adjustment to provision	4,129	4,166
Transfers related to liabilities held for sale	(1,221)	(117)
Payments made	(481)	(709)
Interest accrued	649	757
Others	51	24
Cumulative translation adjustment	(2,137)	(230)
Closing balance	$ 15,133	$ 14,143